Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Event [Abstract]
Subsequent events
Note 19 — Subsequent events
On January 10, 2011, the Company’s Medical Segment acquired VasoNova Inc. to complement the Critical Care division for an upfront payment of $25 million with additional payments of between $15 million and $30 million to be made based on the achievement of certain regulatory and revenue targets over the next three years.
On January 30, 2011, Jeffrey P. Black resigned by mutual agreement with the Company’s board of directors as Chairman, President and Chief Executive Officer of the Company and as a member of the Company’s board of directors, effective immediately. In connection with Mr. Black’s resignation, Mr. Black will receive benefits and payments as provided under his employment agreement with the Company dated as of March 26, 2009 that we have estimated to be approximately $5.5 million and which will be reflected as a charge in the first quarter of 2011.
On February 14, 2011, the Company issued notice to the holders of the 2004 Notes of its election to prepay all of the $165.8 million in aggregate outstanding principal amount of the 2004 Notes, which is comprised of (i) $72.5 million aggregate principal amount of 6.66% Series A Senior Notes due 2011; (ii) $48.3 million aggregate principal amount of 7.14% Series B Senior Notes due 2014; and (iii) $45.0 million aggregate principal amount of 7.46% Series C Senior Notes due 2016. The holders of the 2004 Notes also are entitled to receive an applicable make-whole prepayment amount and accrued and unpaid interest.
In connection with this prepayment election, on February 23, 2011, the Company prepaid $101.8 million in aggregate principal amount of the 2004 Notes, together with a make-whole prepayment amount of $8.2 million and accrued interest. The remaining $64.0 million in aggregate principal amount will be prepaid on March 16, 2011, together with accrued interest of $0.6 million and estimated prepayment fees of approximately $5.3 million.
The prepayment of the 2004 Notes that occurred on February 23, 2011, was funded by borrowings under the Company’s Senior Credit Facility and available cash. The Company expects to use further borrowings under its Senior Credit Facility and available cash to fund the prepayment of the 2004 Notes that remain outstanding.